Stock-based compensation (Details 1) CAD / shares in Units, shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD CAD / shares shares
Range One [Member]
Number of shares (in shares) | shares	2,855
Vested (in shares) | shares	2,855
Aggregate intrinsic value | CAD	CAD 1,048
Pre-Arrangement exercise price share, lower range limit	CAD 0.30
Pre-Arrangement exercise price share, upper range limit	0.56
Post-Arrangement exercise price share, lower range limit	0.26	[1]
Post-Arrangement exercise price share, upper range limit	CAD 0.47	[1]
Expiry Date	Mar – Dec 2018
Range Two [Member]
Number of shares (in shares) | shares	860
Vested (in shares) | shares	860
Aggregate intrinsic value | CAD	CAD 507
Pre-Arrangement exercise price share, upper range limit	CAD 0.21
Post-Arrangement exercise price share, upper range limit	CAD 0.18	[1]
Expiry Date	Dec 2019
Range Three [Member]
Number of shares (in shares) | shares	1,320
Vested (in shares) | shares	1,320
Aggregate intrinsic value | CAD	CAD 633
Pre-Arrangement exercise price share, lower range limit	CAD 0.33
Pre-Arrangement exercise price share, upper range limit	0.38
Post-Arrangement exercise price share, lower range limit	0.28	[1]
Post-Arrangement exercise price share, upper range limit	CAD 0.32	[1]
Expiry Date	July – Dec 2020
Range Four [Member]
Number of shares (in shares) | shares	2,240
Vested (in shares) | shares	2,240
Aggregate intrinsic value | CAD	CAD 921
Pre-Arrangement exercise price share, lower range limit	CAD 0.39
Pre-Arrangement exercise price share, upper range limit	0.42
Post-Arrangement exercise price share, lower range limit	0.33	[1]
Post-Arrangement exercise price share, upper range limit	CAD 0.36	[1]
Expiry Date	Mar – Nov 2021
Range Five [Member]
Number of shares (in shares) | shares	1,900
Vested (in shares) | shares	1,884
Aggregate intrinsic value | CAD	CAD 469
Post-Arrangement exercise price share, lower range limit	CAD 0.52	[1]
Post-Arrangement exercise price share, upper range limit	CAD 0.62	[1]
Expiry Date	May – Oct 2022
Range Six [Member]
Number of shares (in shares) | shares	9,175
Vested (in shares) | shares	9,159
Aggregate intrinsic value | CAD	CAD 3,578

[1]	The post-Arrangement adjusted exercise price per share is after the adjustment applied pursuant to the Arrangement (Note 2).